Earnings Per Common Share Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following is a reconciliation of the basic and diluted earnings per share computations (amounts in thousands, except per share amounts):

	June 30,
Six Months Ended	2020	2019
Net (loss) income for basic and diluted earnings per share	$(169,754)	$31,499

Common shares outstanding and common stock equivalents:
Weighted average shares basic	7,379	6,760
Effect of dilutive securities	—	157
Weighted average common shares - diluted	7,379	6,917

(Loss) income per share:
Basic	$(23.01)	$4.66
Diluted	$(23.01)	$4.55

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The following is a summary of anti-dilutive equity awards not included in detailed earnings per share computations for the six months ended June 30, 2020 and 2019 (in thousands).

	June 30,
	2020	2019
Anti-dilutive equity awards	267	1,351